Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.5

Data Compare Summary
2025_ADMT-NQM4_FINAL
Run Date - 9/9/2025 10:30:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	37	1122	3.30%	All Income was verified for each borrower
ApplicationDate	127	1122	11.32%	All variances were verified by {Redacted] using either the 1003 date or the credit report date
B1Citizen	2	1122	0.18%	All variances were verified by Citizenship documents
B1FirstName	22	1123	1.96%	All variances were spelling differences in the tape vs on the note.
B1LastName	16	1122	1.43%	All variances were spelling differences in the tape vs on the note.
B2FirstName	4	200	2.00%	All variances were spelling differences in the tape vs on the note.
B2LastName	9	200	4.50%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	452	888	50.90%	In all cases {Redacted] verified closing dates from the relevant closing documents.
DSCR	82	1122	7.31%	In all cases {Redacted] recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	18	1122	1.60%	In all cases {Redacted] verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	55	1122	4.90%	In all cases {Redacted] verified the monthly PI Payment from the promissory note.
InterestRate	0	1122	0.00%
InvestorLoanID	0	1	0.00%
LoanAmount	0	1122	0.00%
LoanID	0	1033	0.00%
LoanProgram	4	1123	0.36%	In each case, these appear to be changes in Loan program during underwriting. In all cases {Redacted] verified programs from the Loan approval and final loan docs.
LoanPurpose	0	1122	0.00%
MINNo	24	1084	2.21%	In all cases {Redacted] verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	2	993	0.20%	All date variances were verified from the Promissory Note.
NoteDate	2	1074	0.19%	In all cases {Redacted] verified property units from the appraisal and other property related documents.
NumberofUnits	5	1122	0.45%	{Redacted] verified number of units from the appraisal.
Occupancy	0	1122	0.00%
OriginatorDocType	1	1	100.00%	This was a variation of the enumeration in the tape.
PrimaryAppraisedPropertyValue	11	1122	0.98%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyAddress	149	1122	13.28%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCity	0	1122	0.00%
PropertyCounty	18	1122	1.60%	In all cases {Redacted] verified property addresses from the deed of trust.
PropertyState	0	1123	0.00%
PropertyType	97	1122	8.65%	All differences are enumerations are related to ASF enumerations. In each case {Redacted] verified the Property type from the appraisal.
PropertyZipCode	1	1122	0.09%	In all cases {Redacted] verified property addresses from the deed of trust.
QualifyingCLTV	69	1122	6.15%	In all cases differences were due to balances on 2nd lien loans.
RefinanceType	32	504	6.35%	In all cases {Redacted] verified refinance type from the relevant closing documents.
SalesPrice	1	657	0.15%	All sales price variances were verified from the sales contracts provided..
TotalDebtIncomeRatio	1	993	0.10%	In all cases {Redacted] verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	2	1108	0.18%	{Redacted] verifies all guideline data used for each loan.
UnderwritingGuidelineName	0	1109	0.00%
UnderwritingGuidelineVersionDate	222	984	22.56%	{Redacted] verifies all guideline data used for each loan.